Trading derivatives (assets and liabilities) and short positions - Schedule by type of inherent risk of fair value of trading derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Financial assets held for trading	€ 252,318	€ 230,253	€ 176,921
Financial liabilities held for trading	171,546	152,151	122,270
Derivatives
Financial instruments
Financial liabilities held for trading	51,968	57,753	50,589
Derivatives | Interest rate risk
Financial instruments
Financial liabilities held for trading	23,728	24,754	26,014
Derivatives | Currency risk
Financial instruments
Financial liabilities held for trading	20,508	29,110	23,094
Derivatives | Price risk
Financial instruments
Financial liabilities held for trading	2,279	1,632	904
Derivatives | Other risks
Financial instruments
Financial liabilities held for trading	5,453	2,257	577
Derivatives
Financial instruments
Financial assets held for trading	58,355	64,100	56,328
Derivatives | Interest rate risk
Financial instruments
Financial assets held for trading	29,550	30,834	31,480
Derivatives | Currency risk
Financial instruments
Financial assets held for trading	24,755	29,395	22,834
Derivatives | Price risk
Financial instruments
Financial assets held for trading	1,858	1,765	1,279
Derivatives | Other risks
Financial instruments
Financial assets held for trading	€ 2,192	€ 2,106	€ 735